Deferred income tax assets and liabilities, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets / (liabilities), net
Deferred tax assets / (liabilities), net, at beginning of fiscal year	€ 1,672	€ 1,989	€ (237)
Recognized through profit or loss	19,169	(317)	2,226
Deferred tax assets / (liabilities), net, at end of fiscal year	€ 20,841	€ 1,672	€ 1,989